Note 27 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Earnings per share [text block]
Weighted average number of shares – Basic earnings per share

(in number of shares)	2023	2022	2021

Issued shares at the beginning of year (note 25)	12,833,126	12,756,606	12,118,823
Weighted average shares issued	5,792,435	74,214	51,462
Weighted average number of shares at December 31	18,625,561	12,830,820	12,170,285

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2023	2022	2021

Weighted average at December 31	18,625,561	12,830,820	12,170,285
Effect of dilutive options	6,550	6,482	6,933
Weighted average number of shares (diluted) at December 31	18,632,111	12,837,302	12,177,218
	2023	2022	2021

Profit for the year attributable to owners of the Company (basic and diluted)	(4,198)	17,903	18,405
Blanket Mine Employee Trust Adjustment	(346)	(517)	(326)
Profit attributable to ordinary shareholders (basic and diluted)	(4,544)	17,386	18,079
Basic earnings per share - $	(0.24)	1.36	1.49
Diluted earnings per share - $	(0.24)	1.35	1.48